OFI Global Asset Management, Inc.

225 Liberty Street

New York, NY 10281-1008

March 3, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Macquarie Global Infrastructure Fund (the "Registrant")

Reg. No. 333-209415 and File No. 811-23135

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 27, 2017.

Sincerely,

/s/ Adrienne Ruffle

Adrienne Ruffle

Associate General Counsel

212.323.5231

aruffle@ofiglobal.com

cc: Kramer Levin Naftalis & Frankel LLP

Gloria LaFond

Taylor Edwards, Esq.